CIM Real Assets & Credit Fund					Consolidated Schedule of Investments
					June 30, 2025 (Unaudited)

Shares					Fair Value
	Common Stock - 6.56%
	Private - 6.56% (a),(c)
199	Avison Young Common Equity (e)				$ -
288,507	Avison Young Preferred Equity (12.50% PIK) (m),(o)				-
583,271	Boca Homecare Holdings, Inc. (Equity) (b),(e)				315,644
155,086	CGA Holdings, Inc., Class A (b)				162,371
213	IENTC 1, LLC (d),(e)				16,732,000
					17,210,015

	Real Estate Investment Trust - 0.00% (r)
1,584	Creative Media & Community Trust Corp. (f)				12,735

	Total Common Stock (Cost $7,642,642)				17,222,750

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity Date
	Bank Loans - 15.68%
	Commercial Services & Supplies - 0.52%
329,977	RumbleON, Inc. Delay Draw Term Loan (a),(b),(c),(g),(o),(p)	3M SOFR + CSA + 8.250% (7.25% Cash, 1.00% PIK)	12.802	8/31/2026	314,138
1,093,413	RumbleON, Inc. Term Loan (a),(b),(c),(g),(o),(p)	3M SOFR + CSA + 8.250% (7.25% Cash, 1.00% PIK)	12.802	8/31/2026	1,040,929
					1,355,067
	Electrical Equipment - 0.08%
800,000	Redstone HoldCo 2 LP, Second Lien Initial Term Loan (a),(g),(m),(p)	3M SOFR + CSA + 7.750%	-	4/27/2029	209,000

	Energy Equipment & Services - 1.03%
2,896,763	Exponential Power, Inc., Term Loan (a),(b),(c),(g),(o),(p)	3M SOFR + CSA + 7.750% (6.75% Cash, 1.00% PIK)	12.311	5/12/2026	2,696,887

	Food & Beverage - 0.38%
833,333	BCPE North Star US Holdco 2, Inc. 2L Term Loan (g),(p)	1M SOFR + CSA + 7.250%	11.688	6/8/2029	819,446
70,000	Naked Juice LLC Second Out Term Loan (g),(p)	3M SOFR + CSA + 3.250%	7.558	1/24/2029	56,000
280,000	Naked Juice LLC Third Out Term Loan (First Lien) (a),(g),(m),(o)	3M SOFR + 6.000% (5.00% PIK, 1.00% Cash)	-	1/24/2030	135,100
					1,010,546

	Health Care Equipment & Supplies - 0.83%
163,043	Kreg LLC, Revolver (a),(b),(c),(g),(h),(p)	3M SOFR + CSA + 6.250%	10.699	12/20/2026	156,195
2,124,258	Kreg LLC, Term Loan (a),(b),(c),(g),(o),(p)	3M SOFR + CSA + 6.750% (6.25% Cash, 0.50% PIK)	11.199	12/20/2026	2,035,039
					2,191,234
	Health Care Providers & Services - 8.15%
580,645	Boca Home Care Holdings Revolver (a),(b),(c),(g),(h)	1M SOFR + 6.500%	1.000	2/25/2027	580,645
4,154,879	Boca Home Care Holdings, Inc Delayed Draw Term Loan (a),(b),(c),(g),(p)	3M SOFR + CSA + 6.500%	11.030	2/25/2027	4,154,879
285,714	CVAUSA Management, LLC, Revolver (a),(b),(c),(g),(h)	3M SOFR + 6.500%	0.500	5/22/2028	285,714
3,669,043	CVAUSA Management, LLC, Term Loan (a),(b),(c),(g)	1M SOFR + 5.250%	9.572	5/22/2029	3,702,065
702,103	Honor HN Buyer, Inc. Delayed Draw Term Loan 1 (a),(b),(c),(g),(p)	3M SOFR + CSA + 5.750%	10.229	10/15/2027	702,103
781,154	Honor HN Buyer, Inc. Delayed Draw Term Loan 2 (a),(b),(c),(g),(p)	3M SOFR + CSA + 5.750%	10.229	10/15/2027	781,154
132,013	Honor HN Buyer, Inc. Revolver (a),(b),(c),(g),(h)	Prime + 4.750%	12.250	10/15/2027	132,013
1,110,217	Honor HN Buyer, Inc. Term Loan (a),(b),(c),(g),(p)	3M SOFR + CSA + 5.750%	10.229	10/15/2027	1,110,217
1,026,443	MedMark Services, Inc., Delayed Draw Term Loan (a),(c),(g),(m),(p)	3M SOFR + CSA + 8.500%	-	6/11/2028	901,217
378,788	MedMark Services, Inc., Second Lien Term Loan (a),(c),(g),(m),(p)	3M SOFR + CSA + 8.500%	-	6/11/2028	332,576
246,809	MEDRINA, LLC Delayed Draw Term Loan (a),(b),(c),(g)	6M SOFR + 6.000%	10.254	10/20/2029	249,277
212,766	MEDRINA, LLC Revolver (a),(b),(c),(g),(h)	3M SOFR + 6.000%	0.500	10/20/2029	212,766
1,470,745	MEDRINA, LLC Term Loan (a),(b),(c),(g)	6M SOFR + 6.000%	10.125	10/20/2029	1,485,452
333,333	One GI Intermediate LLC, Revolver Upsize (a),(b),(c),(g),(p)	1M SOFR + CSA + 6.750%	11.173	12/22/2025	314,667
1,693,125	One GI Intermediate LLC, Tranche B Delayed Draw Term Loan (a),(b),(c),(g),(p)	1M SOFR + CSA + 6.750%	11.174	12/22/2025	1,598,310
892,344	One GI Intermediate LLC, Tranche C Delayed Draw Term Loan (a),(b),(c),(g),(p)	1M SOFR + CSA + 6.750%	11.174	12/22/2025	842,373
3,992,654	Spectrum Vision Holdings, LLC, Fifteenth Amendment Term Loan (a),(b),(c),(g),(p)	3M SOFR + CSA + 6.500%	11.061	11/17/2025	3,992,653
					21,378,081

	Professional Services - 2.51%
3,758,003	24 Seven, Inc., Term Loan (a),(b),(c),(g),(p)	1M SOFR + CSA + 7.125%	11.541	11/16/2027	3,758,003
331,031	24 Seven Holdco, LLC 2023 Incremental Term Loan (a),(b),(c),(g),(p)	1M SOFR + CSA + 7.125%	11.541	11/16/2027	331,031
2,443,750	AIDC Intermediate Co. 2, LLC, Term Loan (a),(b),(c),(g)	1M SOFR + 5.500%	9.824	7/22/2027	2,441,306
57,157	AIDC Intermediate Co. 2, Incremental Term Loan (a),(b),(c),(g)	1M SOFR + 5.500%	9.824	7/22/2027	57,100
					6,587,440

CIM Real Assets & Credit Fund					Consolidated Schedule of Investments
					June 30, 2025 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity Date	Fair Value
	Bank Loans - 15.68% (Continued)
	Real Estate Related Services - 0.08%
267,450	Avison Young Canada, Inc., 2nd PIK Term Loan (a),(g),(o),(p)	3M SOFR + CSA + 8.000% (6.50% PIK, 1.50% Cash)	12.586	3/12/2029	$ 205,208
84,383	Avison Young Canada, Inc., 3rd PIK Lien Term Loan (a),(g),(m),(o),(p)	3M SOFR + CSA + 8.000% (6.50% PIK, 1.50% Cash)	-	3/12/2029	11,920
					217,128
	Software - 2.10%
3,421,645	EOS-Metasource Intermediate, Inc., Term Loan (a),(b),(c),(g),(o),(p)	3M SOFR + CSA + 6.750% (6.25% Cash, 0.50% PIK)	11.340	5/17/2027	3,230,032
147,059	Shiftkey, Revolver (a),(b),(c),(g),(h)	3M SOFR + 5.750%	0.500	6/21/2027	137,941
2,278,523	Shiftkey, Term Loan (a),(b),(c),(g),(p)	3M SOFR + CSA + 5.750%	10.340	6/21/2027	2,137,255
					5,505,228

	Total Bank Loans (Cost $42,789,241)				41,150,611

	Collateralized Loan Obligations - Debt - 22.46% (c),(g),(i)
1,000,000	Allegro CLO Ltd., 2020-1A, Class ER	3M SOFR + 7.400%	11.669	7/21/2037	1,004,716
3,000,000	Atlas Senior Loan Fund Ltd., 2022-20A, Class ER	3M SOFR + 8.100%	12.369	10/19/2037	3,022,916
2,000,000	Atlas Senior Loan Fund Ltd., 2024-23A, Class E	3M SOFR + 7.130%	11.399	7/20/2037	2,009,751
2,450,000	Bardin Hill CLO Ltd., 2021 2A, Class E	3M SOFR + 7.960%	12.243	10/25/2034	2,453,675
1,000,000	Barings Middle Market CLO, Ltd. 2021-I, Class D (p)	3M SOFR + CSA + 8.650%	13.181	7/20/2033	1,014,563
2,000,000	Birch Grove CLO Ltd., 2019A, Class ERR	3M SOFR + 6.940%	11.220	7/17/2037	1,980,000
1,003,974	Brightwood Capital MM CLO Ltd., 2023-1A, Class E (b)	3M SOFR + 10.360%	14.616	10/15/2035	1,021,990
4,250,000	Carlyle Global Market Strategies, 2022-4A, Class ER	3M SOFR + 6.750%	11.032	7/25/2036	4,356,771
2,000,000	Carlyle Global Market Strategies 2022-6A, Class ER	3M SOFR + 7.900%	12.182	10/25/2036	2,026,894
5,285,000	CFIP CLO Ltd., 2017-1A, Class ER (p)	3M SOFR + CSA + 7.300%	11.831	10/18/2034	5,182,802
9,100,000	Elevation CLO Ltd., 2022-16, Class E	3M SOFR + 8.300%	12.582	7/25/2034	9,118,742
500,000	Flatiron CLO Ltd., 2020-1A, Class ER	3M SOFR + 6.400%	10.722	5/20/2036	500,914
3,000,000	Gallatin Funding Ltd 2024-1A, Class E	3M SOFR + 8.000%	12.269	10/20/2037	3,029,424
2,000,000	Harvest US CLO Ltd 2024-2A, Class E	3M SOFR + 6.900%	11.156	10/15/2037	2,042,211
1,250,000	LCM Ltd Partnership, 31A, Class ER	3M SOFR + 7.250%	11.519	7/20/2034	1,161,517
5,500,000	LCM Ltd. Partnership 38A, Class E	3M SOFR + 7.730%	11.986	10/15/2036	5,401,874
2,500,000	MCF CLO LLC, 2017-3A, Class ER (p)	3M SOFR + CSA + 9.150%	13.681	7/20/2033	2,537,979
2,250,000	Northwoods Capital Ltd. 2021-25A, Class E (p)	3M SOFR + CSA + 7.140%	11.671	7/20/2034	2,204,216
3,000,000	PennantPark CLO 2021-3A, Class E (p)	3M SOFR + CSA + 8.140%	12.674	10/22/2032	3,039,024
2,000,000	PPM CLO Ltd. ,2022-6AR, Class ER	3M SOFR + 8.960%	13.232	1/20/2037	2,021,914
2,000,000	Saratoga Investment Corp. CLO Ltd., 2013-1, Class F1R3 (p)	3M SOFR + CSA + 10.000%	14.531	4/20/2033	1,260,718
3,000,000	Venture CDO, Ltd., 2022-45A, Class E (b)	3M SOFR + 7.700%	11.972	7/20/2035	2,540,414
	Total Collateralized Loan Obligations - Debt (Cost $59,063,819)				58,933,025

	Collateralized Loan Obligations - Equity - 9.93% (a),(b),(c),(i),(j)
4,681,654	Allegro CLO Ltd., 2022-1A, Class SUB		17.700	4/20/2038	2,952,971
3,329,823	Allegro CLO Ltd., 2025-2A, Class SUB		14.546	7/25/2038	2,500,000
2,980,000	Apex Credit CLO LLC 2021-1A, Class SUB		12.902	7/18/2034	1,587,700
3,000,000	Atlas Senior Loan Fund Ltd., 2021-17A, Class SUB		15.260	10/20/2034	1,548,891
2,585,233	Brightwood Capital MM CLO Ltd., 2023-1A, Class Sub1		11.045	10/15/2035	2,016,696
5,500,000	Dryden Senior Loan Fund 2022-98A, Class SUB		8.438	4/20/2035	2,844,947
3,837,734	Elevation CLO Ltd., 2018-3A, Class SUB		3.128	1/25/2035	1,128,419
4,396,000	Empower CLO Ltd., 2024-1A Class SUB		11.645	4/25/2037	2,597,089
7,650,000	Empower CLO Ltd., 2024-2A, Class SUB		13.219	7/15/2037	5,146,211
250,000	LCM Ltd. Partnership 2031A, Class INC		4.827	7/20/2034	84,428
2,750,000	Marble Point CLO XXI, Ltd., 2021-3A, Class INC		4.130	10/17/2034	1,051,134
6,535,115	Steele Creek CLO Ltd., 2022-1, Class SUB		10.658	4/15/2038	2,427,709
2,300,000	Trinitas CLO Ltd., 2018-8A, Class SUB (q)		-	7/20/2117	160,067
	Total Collateralized Loan Obligations - Equity (Cost $35,613,969)				26,046,262

CIM Real Assets & Credit Fund					Consolidated Schedule of Investments
					June 30, 2025 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity Date	Fair Value
	Commercial Mortgage-Backed Securities - 21.26% (i)
3,000,000	Atrium Hotel Portfolio Trust Class D (n)		7.679	10/10/2039	$ 3,048,283
1,400,000	BX Trust 2022-PSB, Class E (g),(n)	1M SOFR + 6.337%	10.649	8/15/2039	1,401,667
2,800,000	BX Trust 2022-PSB, Class F (g),(n)	1M SOFR + 7.333%	11.645	8/15/2039	2,803,089
3,000,000	BXSC Commercial Mortgage Trust 2022-WSS, Class F (g),(n)	1M SOFR + 5.329%	9.641	3/15/2035	3,019,810
4,148,028	Campus Drive Secured Lease-Backed Pass-Though Trust, Series C (a)		6.912	6/15/2058	2,510,034
4,500,000	CXP Trust 2022-CXP1, Class E (a),(m)		-	12/15/2038	284,850
1,500,000	CXP Trust 2022-CXP1, Class F (a),(m)		-	12/15/2038	-
8,466,759	Extended Stay America Trust 2021-ESH, Class F (g),(n),(p)	1M SOFR + CSA + 3.700%	8.126	7/15/2038	8,450,814
2,500,000	HTL Commercial Mortgage Trust 2024-T53, Class D (n)		8.198	5/10/2039	2,583,361
4,034,600	ILPT Commercial Mortgage Trust 2022-LPF2, Class E (g),(n)	1M SOFR + 5.940%	10.252	10/15/2039	4,027,410
3,750,000	La Quinta Mortgage Trust 2023-LAQ, Class D (g),(n)	1M SOFR + 4.188%	8.500	3/15/2036	3,744,317
3,000,000	MCR Mortgage Trust 2024-HF1, Class E (g),(n)	1M SOFR + 4.190%	8.502	12/15/2041	2,983,910
3,710,000	One New York Plaza Trust 2020-1NYP, Class B (g),(n)	1M SOFR + 1.500%	5.926	1/15/2036	3,552,991
1,811,000	TWO VA Repack Trust B2, Class B2 (a),(e),(k)		-	11/15/2033	783,996
161,507	VA Gilbert AZ Subordinated Note Lease-Backed Pass -Through Trust (a)		12.997	3/15/2034	188,330
4,010,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class D (g),(n),(p)	1M SOFR + CSA + 3.500%	7.926	5/15/2031	3,960,437
1,000,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class F (g),(n),(p)	1M SOFR + CSA + 5.900%	10.326	5/15/2031	961,277
7,500,000	WMRK Commercial Mortgage Trust 2022-WMRK, Class E (g),(n)	1M SOFR + 5.676%	9.988	11/15/2035	7,496,229
4,000,000	WCORE Commercial Mortgage Trust 2024-CORE, Class E (g),(n)	1M SOFR + 3.939%	8.251	11/15/2041	3,996,081
	Total Commercial Mortgage-Backed Securities (Cost $61,898,125)				55,796,886

Cost Basis ($)
	Direct Real Estate - 33.39% (a)
6,028,003	1902 Park Avenue (d)				5,832,277
5,107,443	3816-3822 W Jefferson Blvd				3,745,622
4,590,582	4707 W Jefferson Blvd				3,341,735
5,058,174	4901 W Jefferson Blvd				4,893,380
21,714,997	Del Mar Terrace (d)				11,475,686
13,701,343	EPIC (d)				12,257,446
11,380,384	127, 165 & 171 S. La Brea				14,265,609
4,620,782	101 N. & 145 S. La Brea				5,798,795
31,247,664	Sora				21,228,814
5,151,761	Vale at the Parks (d)				4,767,509
	Total Direct Real Estate (Cost $108,601,133)				87,606,873

Principal Amount ($)
	Real Estate-Related Loans and Securities - 5.83% (a),(c),(d),(g)
10,181,371	Society Las Olas - PMG Greybook Riverfront I LLC	1M SOFR + 1.470%	5.781	10/7/2025	10,160,031
5,151,984	Society Las Olas 301 - S 1st Avenue Holdings LLC	1M SOFR + 6.823%	11.135	10/7/2025	5,141,186
	Total Real Estate-Related Loans and Securities (Cost $15,330,414)				15,301,217

CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

Shares		Expiration Date	Strike Price	Fair Value
Warrant — 0.00% (r)
Commercial Services & Supplies - 0.00%
7,576	RumbleON, Inc. (a),(b),(c),(e)	8/14/2028	$33.00	$ 1,866
Total Warrant (Cost $83,469)

Short-Term Investments - 4.00%
Money Market Funds - 4.00%
9,136,835	First American Treasury Obligations Fund, Class Z, 4.03% (l)			9,136,835
1,357,972	Fidelity Treasury Portfolio, Class I, 4.18% (l)			1,357,972
	Total Short-Term Investments (Cost $10,494,807)			10,494,807

	Total Investments - 119.11% (Cost $341,517,619)			$ 312,554,297
	Liabilities in Excess of Other Assets - (19.11%)			(50,154,872)
	Net Assets 100.00%			$ 262,399,425

(a)	Fair value of this security was determined using significant, unobservable inputs and was determined in accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), and as such, is categorized as Level 3 on the Fair Value Hierarchy.
(b)	A co-investment with an affiliate, completed under an order for exemptive relief granted by the U.S. Securities and Exchange Commission ("SEC") on August 4, 2020, that is advised by the OFS Adviser.
(c)	Restricted security.
(d)	A co-investment with an affiliate, completed under an order for exemptive relief granted by the SEC on August 4, 2020, that is advised by the CIM Sub-Adviser.
(e)	Non-income producing security.
(f)	Investment in affiliate.
(g)	Variable or floating rate security. The rate in effect as of June 30, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(h)	This Investment or portion thereof was not funded as of June 30, 2025. The Fund had $1,396,044 at par value in unfunded commitments as of June 30, 2025.
(i)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total market value of 144A securities is $140,776,173 or 53.65% of net assets.
(j)	Collateralized loan obligation ("CLO") subordinated notes are residual positions in the CLO vehicle. CLO subordinated notes are entitled to distributions that are generally equal to the residual cash flows of the underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these distributions in addition to the estimated amount of terminal distribution. Effective yields for the CLO equity positions are updated generally once a quarter in connection with a transaction, such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields are periodically adjusted based on information reported by the CLO as of the date of determination.
(k)	Zero coupon bond.
(l)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(m)	Investment was on non-accrual status as of June 30, 2025. Interest payments subsequently received on non-accrual investments, if any, will be recognized as income when received or applied to cost depending upon management’s judgment.
(n)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.
(o)	Payment-in-kind ("PIK") security for which interest is paid in cash or additional principal.
(p)	Security has a credit spread adjustment ("CSA") to account for the difference between London Interbank Offered Rate ("LIBOR") and SOFR.
(q)	As of June 30, 2025, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidations of the underlying portfolio upon the security's anticipated redemption, is equal to or less than current amortized cost. Projected distributions are monitored and re-evaluated quarterly. All actual distributions received will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security's then-current amortized cost, at which point the Company would resume recognizing income based on the updated effective accretable yield.
(r)	Percentage rounds to less than 0.01%.

CIM Real Assets & Credit Fund						Consolidated Schedule of Investments
						June 30, 2025 (Unaudited)

Reverse Repurchase Agreement
Counterparty	Interest Rate	Trade Date	Maturity Date	Collateral Fair Value	Principal Amount	Value
JP Morgan	1M SOFR + 1.35%	6/20/2025	7/15/2025	$ 1,401,667	$ 1,055,000	$ 1,055,000
JP Morgan	1M SOFR + 1.15%	6/20/2025	7/18/2025	3,048,283	2,556,000	2,556,000
JP Morgan	1M SOFR + 1.40%	6/20/2025	7/15/2025	2,803,089	1,970,000	1,970,000
JP Morgan	1M SOFR + 1.35%	6/20/2025	7/15/2025	4,027,410	3,018,000	3,018,000
JP Morgan	1M SOFR + 1.10%	6/20/2025	7/18/2025	3,960,437	2,998,000	2,998,000
JP Morgan	1M SOFR + 1.35%	6/20/2025	7/18/2025	961,277	613,000	613,000
JP Morgan	1M SOFR + 1.25%	6/20/2025	7/18/2025	7,496,229	5,243,000	5,243,000
JP Morgan	1M SOFR + 1.30%	6/20/2025	7/18/2025	3,996,081	2,993,000	2,993,000
JP Morgan	1M SOFR + 1.35%	6/20/2025	7/18/2025	2,983,910	2,235,000	2,235,000
JP Morgan	1M SOFR + 1.40%	6/20/2025	7/18/2025	3,019,810	2,095,000	2,095,000
JP Morgan	1M SOFR + 1.40%	6/20/2025	7/18/2025	8,450,814	6,334,000	6,334,000
JP Morgan	1M SOFR + 1.15%	6/20/2025	7/18/2025	2,583,361	2,030,000	2,030,000
JP Morgan	1M SOFR + 1.15%	6/20/2025	7/18/2025	3,744,317	3,156,000	3,156,000
JP Morgan	1M SOFR + 1.05%	6/20/2025	7/18/2025	3,552,991	3,015,000	3,015,000

Total Reverse Repurchase Agreements						$ 39,311,000

Reference Rate:
1M SOFR - 1 Month SOFR as of June 30, 2025 was 4.32229%.

CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
				June 30, 2025 (Unaudited)
Restricted Securities

Issuer Description	Acquisition Date	Cost	Fair Value	Fair Value as a Percentage of Net Assets
24 Seven Holdco, LLC 2023 Incremental Term Loan	3/1/2023	$ 324,150	$ 331,031	0.13%
24 Seven, Inc., Term Loan	1/28/2022	3,739,453	3,758,003	1.43%
AIDC Intermediate Co. 2, LLC, Term Loan	7/22/2022	2,420,977	2,441,306	0.93%
AIDC Intermediate Co. 2, Incremental Term Loan	7/31/2023	56,392	57,100	0.02%
Allegro CLO Ltd., 2020-1A, Class ER	7/12/2024	1,000,000	1,004,716	0.38%
Allegro CLO Ltd., 2022-1A, Class SUB	4/29/2022	3,046,312	2,952,971	1.13%
Allegro CLO Ltd., 2025-2A SUB	5/8/2025	2,512,952	2,500,000	0.95%
Apex Credit CLO LLC 2021-1A, Class SUB	5/28/2021	2,060,839	1,587,700	0.61%
Atlas Senior Loan Fund Ltd., 2021-17A, Class SUB	9/20/2021	2,133,717	1,548,891	0.59%
Atlas Senior Loan Fund Ltd., 2022-20A, Class ER	9/25/2024	2,914,745	3,022,916	1.15%
Atlas Senior Loan Fund Ltd., 2024-23A, Class E	5/31/2024	1,959,245	2,009,751	0.77%
Avison Young Common Equity	3/12/2024	212,208	-	0.00%
Avison Young Preferred Equity (12.50% PIK)	3/12/2024	213,549	-	0.00%
Bardin Hill CLO Ltd., 2021 2A, Class E	6/4/2024	2,450,000	2,453,675	0.93%
Barings Middle Market CLO, Ltd. 2021-I, Class D	6/30/2021	992,631	1,014,563	0.39%
Birch Grove CLO Ltd., 2019A, Class ERR	4/23/2024	1,983,077	1,980,000	0.75%
Boca Home Care Holdings Revolver	2/25/2022	574,839	580,645	0.22%
Boca Home Care Holdings, Inc Delayed Draw Term Loan	2/25/2022	4,127,645	4,154,879	1.58%
Boca Homecare Holdings, Inc. (Equity)	2/25/2022	583,271	315,644	0.12%
Brightwood Capital MM CLO Ltd., 2023-1A, Class E	9/8/2023	933,899	1,021,990	0.39%
Brightwood Capital MM CLO Ltd., 2023-1A, Class Sub1	9/8/2023	2,349,608	2,016,696	0.77%
Carlyle Global Market Strategies 2022-6A, Class ER	10/10/2023	1,966,228	2,026,894	0.77%
Carlyle Global Market Strategies, 2022-4A, Class ER	7/12/2024	4,250,000	4,356,771	1.66%
CFIP CLO Ltd., 2017-1A, Class ER	4/8/2022	5,120,128	5,182,802	1.98%
CGA Holdings, Inc., Class A	3/3/2023	155,086	162,371	0.06%
CVAUSA Management, LLC, Revolver	5/22/2023	285,714	285,714	0.11%
CVAUSA Management, LLC, Term Loan	5/22/2023	3,636,215	3,702,065	1.41%
Dryden Senior Loan Fund 2022-98A, Class SUB	2/3/2022	4,128,916	2,844,947	1.08%
Elevation CLO Ltd., 2018-3A, Class SUB	12/6/2021	2,408,896	1,128,419	0.43%
Elevation CLO Ltd., 2022-16, Class E	6/2/2022	8,880,468	9,118,742	3.48%
Empower CLO Ltd., 2024-1A Class SUB	2/7/2024	3,404,519	2,597,089	0.99%
Empower CLO Ltd., 2024-2A, Class SUB	5/24/2024	6,504,642	5,146,211	1.96%
EOS-Metasource Intermediate, Inc., Term Loan	5/17/2022	3,406,368	3,230,032	1.23%
Exponential Power, Inc., Term Loan	5/17/2023	2,878,841	2,696,887	1.03%
Flatiron CLO Ltd., 2020-1A, Class ER	3/25/2024	500,000	500,914	0.19%
Gallatin Funding Ltd 2024-1A, Class E	10/24/2024	3,000,000	3,029,424	1.15%
Harvest US CLO Ltd 2024-2A, Class E	8/1/2024	2,000,000	2,042,211	0.78%
Honor HN Buyer, Inc. Delayed Draw Term Loan 1	10/15/2021	702,103	702,103	0.27%
Honor HN Buyer, Inc. Delayed Draw Term Loan 2	3/31/2023	781,154	781,154	0.30%
Honor HN Buyer, Inc. Revolver	10/15/2021	132,013	132,013	0.05%
Honor HN Buyer, Inc. Term Loan	10/15/2021	1,100,773	1,110,217	0.42%
IENTC 1, LLC	3/31/2022	3,773,812	16,732,000	6.38%
Kreg LLC, Revolver	12/20/2021	163,043	156,195	0.06%
Kreg LLC, Term Loan	12/20/2021	2,118,717	2,035,039	0.78%
LCM Ltd Partnership, 31A, Class ER	7/1/2024	1,201,957	1,161,517	0.44%
LCM Ltd. Partnership 2031A, Class INC	12/18/2020	154,654	84,428	0.03%
LCM Ltd. Partnership 38A, Class E	8/24/2023	5,361,903	5,401,874	2.06%
Marble Point CLO XXI, Ltd., 2021-3A, Class INC	8/24/2021	1,901,489	1,051,134	0.40%
MCF CLO LLC, 2017-3A, Class ER	5/26/2021	2,486,965	2,537,979	0.97%
MedMark Services, Inc., Delayed Draw Term Loan	9/30/2022	1,026,443	901,217	0.34%
MedMark Services, Inc., Second Lien Term Loan	6/10/2021	376,047	332,576	0.13%
MEDRINA, LLC Delayed Draw Term Loan	10/20/2023	246,809	249,277	0.09%
MEDRINA, LLC Revolver	10/20/2023	207,447	212,766	0.08%
MEDRINA, LLC Term Loan	10/20/2023	1,441,795	1,485,452	0.57%
Northwoods Capital Ltd. 2021-25A, Class E	6/25/2021	2,201,661	2,204,216	0.84%
One GI Intermediate LLC, Revolver Upsize	12/13/2021	333,333	314,667	0.12%
One GI Intermediate LLC, Tranche B Delayed Draw Term Loan	12/13/2021	1,690,373	1,598,310	0.61%
One GI Intermediate LLC, Tranche C Delayed Draw Term Loan	12/13/2021	892,344	842,373	0.32%

CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
				June 30, 2025 (Unaudited) (Continued)
Restricted Securities

Issuer Description	Acquisition Date	Cost	Fair Value	Fair Value as a Percentage of Net Assets
PennantPark CLO 2021-3A, Class E	10/1/2021	$ 2,962,036	$ 3,039,024	1.16%
PPM CLO Ltd. ,2022-6AR, Class ER	12/1/2023	1,946,920	2,021,914	0.77%
RumbleON, Inc. Warrant	8/31/2021	83,469	1,866	0.00%
RumbleON, Inc. Delay Draw Term Loan	8/31/2021	329,977	314,138	0.12%
RumbleON, Inc. Term Loan	8/31/2021	1,075,048	1,040,929	0.40%
Saratoga Investment Corp. CLO Ltd., 2013-1, Class F1R3	8/10/2021	1,999,319	1,260,718	0.48%
Shiftkey, Revolver	6/21/2022	147,059	137,941	0.05%
Shiftkey, Term Loan	6/21/2022	2,268,201	2,137,255	0.81%
Society Las Olas - PMG Greybook Riverfront I LLC	9/23/2021	10,178,430	10,160,031	3.87%
Society Las Olas 301 - S 1st Avenue Holdings LLC	6/7/2022	5,151,984	5,141,186	1.96%
Spectrum Vision Holdings, LLC, Fifteenth Amendment Term Loan	5/2/2023	3,990,636	3,992,653	1.52%
Steele Creek CLO Ltd., 2022-1, Class SUB	3/1/2022	3,927,372	2,427,709	0.93%
Trinitas CLO Ltd., 2018-8A, Class SUB	3/4/2021	1,080,053	160,067	0.06%
Venture CDO, Ltd., 2022-45A, Class E	4/18/2022	2,952,637	2,540,414	0.97%
		$ 155,503,506	$ 157,206,322	59.91%

CIM Real Assets & Credit Fund							Consolidated Schedule of Investments
							June 30, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS (a)							Net Unrealized
		Notional		Payment	Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value	(Depreciation)
Citibank, N.A.	1011778 B.C. Unlimited Liability Company, Term B-6 Loan, 1M SOFR + 1.75%	$ 495,630	3M SOFR + 1.50%	Monthly	9/20/2030	$ 494,751	$ (959)
Citibank, N.A.	84 Lumber Company, Term B-1 Loan, 1M SOFR + 2.25%	27,666	3M SOFR + 1.50%	Monthly	11/1/2030	27,889	222
Citibank, N.A.	ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan (First Lien), 1M SOFR + 2.25%	679,119	3M SOFR + 1.50%	Monthly	12/21/2028	688,039	7,935
Citibank, N.A.	Academy, LTD., Initial Term Loan (2021), 1M SOFR + CSA + 3.75% (b)(f)	257,978	3M SOFR + 1.50%	Monthly	11/5/2027	256,880	(339)
Citibank, N.A.	Acuren, Amendment No. 1 Term Loan, 1M SOFR + 2.75%	30,152	3M SOFR + 1.50%	Monthly	7/30/2031	30,222	71
Citibank, N.A.	ADMI Corp., Amendment No. 5 Incremental Term Loan, 1M SOFR + CSA + 3.75% (f)	774,335	3M SOFR + 1.50%	Monthly	12/23/2027	744,178	(32,276)
Citibank, N.A.	Advantage Sales & Marketing Inc., Term B-2 Loan (First Lien), 3M SOFR + CSA + 4.25% (f)	742,353	3M SOFR + 1.50%	Monthly	10/28/2027	623,450	(118,903)
Citibank, N.A.	Agco Grain & Protein, Initial Term Loan, 3M SOFR + 5.00% (b)	191,644	3M SOFR + 1.50%	Monthly	10/31/2031	193,958	2,283
Citibank, N.A.	Ahead DB Holdings, 2024 Incremental Term Loan (First Lien), 3M SOFR + 3.00%	76,538	3M SOFR + 1.50%	Monthly	2/3/2031	77,083	531
Citibank, N.A.	AHP Health Partners, 2024 Term B Loan, 1M SOFR + 2.75%	250,247	3M SOFR + 1.50%	Monthly	8/24/2028	251,989	1,742
Citibank, N.A.	AL GCX Holdings LLC, Initial Term Loan, 1M SOFR + 2.00%	486,607	3M SOFR + 1.50%	Monthly	4/20/2029	487,356	838
Citibank, N.A.	AL GCX VIII Holdings, Initial Term Loan, 1M SOFR + 2.00%	68,011	3M SOFR + 1.50%	Monthly	1/27/2032	68,267	247
Citibank, N.A.	Allen Media, LLC, Initial Term Loan (2021), 3M SOFR + CSA + 5.50% (b)(f)	1,470,554	3M SOFR + 1.50%	Monthly	2/10/2027	958,831	(521,080)
Citibank, N.A.	Allied Universal, Initial U.S. Dollar Term Loan, 1M SOFR + CSA + 3.75% (f)	480,088	3M SOFR + 1.50%	Monthly	5/5/2028	485,344	4,064
Citibank, N.A.	Amawaterways, Second Amendment Incremental Term Loan, 1M SOFR + 3.00%	180,909	3M SOFR + 1.50%	Monthly	5/1/2031	181,477	550
Citibank, N.A.	AMENTUM GOVERNMENT SERVICES HOLDINGS LLC, Initial Term Loan, 1M SOFR + 2.25%	464,543	3M SOFR + 1.50%	Monthly	9/29/2031	464,639	89
Citibank, N.A.	American Airlines, Inc., Third Amendment Replacement Term Loan, 6M SOFR + 2.25%	272,250	3M SOFR + 1.50%	Monthly	6/4/2029	272,869	(155)
Citibank, N.A.	American Airlines, Inc., Tenth Amendment Extended Term Loan, 6M SOFR + 2.25%	488,482	3M SOFR + 1.50%	Monthly	2/15/2028	485,906	(2,782)
Citibank, N.A.	American Axle & Manufacturing, Inc., New Tranche B Term Loan, SOFR + 3.00% (e)	967,686	3M SOFR + 1.50%	Monthly	12/6/2029	974,789	4,177
Citibank, N.A.	AmWins Group/American Wholesale Insurance Holding Company, LLC Initial Term Loan, 1M SOFR + 2.25%	531,335	3M SOFR + 1.50%	Monthly	1/28/2032	532,782	1,411
Citibank, N.A.	Amynta Agency Borrower Inc., 2024-1 Refinancing Term Loan (First Lien), 1M SOFR + 3.00%	684,852	3M SOFR + 1.50%	Monthly	12/29/2031	689,077	4,158
Citibank, N.A.	AP Core Holdings II, LLC Term B-1 Loan (First Lien), 1M SOFR + CSA + 5.50% (f)	778,696	3M SOFR + 1.50%	Monthly	9/1/2027	713,243	(71,342)
Citibank, N.A.	Apple Bidco, LLC, Amendment No. 5 Term Loan (First Lien), 1M SOFR + 2.50%	929,274	3M SOFR + 1.50%	Monthly	9/22/2031	929,779	460
Citibank, N.A.	Arches Buyer Inc., Refinancing Term Loan, 1M SOFR + CSA + 3.25% (f)	821,284	3M SOFR + 1.50%	Monthly	12/6/2027	821,589	(3,715)
Citibank, N.A.	ARCLINE FM HLDGS, LLC, 2025 New Term Loan (First Lien), 6M SOFR + 3.50%	114,686	3M SOFR + 1.50%	Monthly	6/24/2030	115,469	779
Citibank, N.A.	Astoria Energy, LLC, Term Loan B 2025 (c)	962,903	3M SOFR + 1.50%	Monthly	6/16/2032	970,365	7,461
Citibank, N.A.	Asurion, LLC, New B-10 Term Loan (First Lien), 1M SOFR + CSA + 4.00% (f)	578,906	3M SOFR + 1.50%	Monthly	8/21/2028	601,800	10,567
Citibank, N.A.	Asurion, LLC, New B-11 Term Loan (First Lien), 1M SOFR + CSA + 4.25% (f)	361,912	3M SOFR + 1.50%	Monthly	8/14/2028	370,187	4,581
Citibank, N.A.	athenahealth Group Inc., Initial Term Loan, 1M SOFR + 2.75%	432,515	3M SOFR + 1.50%	Monthly	2/15/2029	434,654	1,269
Citibank, N.A.	Athletico Physical Therapy, Initial Term B Loan, 3M SOFR + CSA + 4.25% (f)	879,670	3M SOFR + 1.50%	Monthly	2/2/2029	610,907	(270,575)
Citibank, N.A.	Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, 1M SOFR + CSA + 4.00% (f)	638,053	3M SOFR + 1.50%	Monthly	4/6/2028	617,339	(20,665)
Citibank, N.A.	Axalta Coating Systems US Holdings, Term B-7 Dollar Loan, 3M SOFR + 1.75%	471,410	3M SOFR + 1.50%	Monthly	12/20/2029	475,527	3,932
Citibank, N.A.	Azuria Water Solutions, Inc., 2025 Replacement Term Loan, 1M SOFR + 3.00%	798,100	3M SOFR + 1.50%	Monthly	5/17/2028	805,936	7,418
Citibank, N.A.	Balcan Innovations Inc., Initial Term B Loan (First Lien), 3M SOFR + 4.75% (b)	226,452	3M SOFR + 1.50%	Monthly	10/10/2031	210,710	(15,915)
Citibank, N.A.	Balrog Acquisition, Inc., First Lien Term Loan, 1M SOFR + CSA + 4.00% (f)	302,928	3M SOFR + 1.50%	Monthly	9/5/2028	297,708	(5,938)
Citibank, N.A.	Banijay Entertainment S.A.S., Facility B3 (USD), 1M SOFR + 2.75%	320,866	3M SOFR + 1.50%	Monthly	3/1/2028	324,099	3,024
Citibank, N.A.	BCPE North Star US Holdco 2, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 4.00% (f)	929,324	3M SOFR + 1.50%	Monthly	6/9/2028	923,720	(7,621)
Citibank, N.A.	BIP Pipco Holdings, LLC, Initial Term Loan, 3M SOFR + 2.25%	152,969	3M SOFR + 1.50%	Monthly	12/5/2030	153,853	884
Citibank, N.A.	Blackhawk Network Holdings, Inc., Additional Term B-2 Loan (First Lien), 1M SOFR + 4.00%	181,210	3M SOFR + 1.50%	Monthly	3/12/2029	184,045	2,709
Citibank, N.A.	BMC Software Finance, Inc, 2031 Replacement Dollar Term Loans, 3M SOFR + 3.00%	249,662	3M SOFR + 1.50%	Monthly	7/30/2031	248,734	(945)
Citibank, N.A.	Boost Newco Borrower, LLC USD Term B-2 Loan, 3M SOFR + 2.00%	270,863	3M SOFR + 1.50%	Monthly	1/31/2031	273,066	2,138
Citibank, N.A.	Brookfield WEC Holdings Inc., TLB (2024), 1M SOFR + 2.25%	432,581	3M SOFR + 1.50%	Monthly	1/20/2031	442,545	8,518
Citibank, N.A.	Brown Group Holding, LLC, Incremental Term B-2 Facility, 1M SOFR + 2.50%	195,036	3M SOFR + 1.50%	Monthly	7/1/2031	197,465	2,045
Citibank, N.A.	Burgess Point Purchaser Corporation, Initial Term Loan (First Lien), 3M SOFR + CSA + 5.25% (f)	199,862	3M SOFR + 1.50%	Monthly	7/25/2029	180,747	(20,534)
Citibank, N.A.	Burlington Coat Factory Term B-7 Loan, 1M SOFR + 1.75%	529,241	3M SOFR + 1.50%	Monthly	9/24/2031	529,505	129
Citibank, N.A.	Buzz Merger Sub LTD., Initial Term Loan, 1M SOFR + CSA + 2.75% (f)	490,956	3M SOFR + 1.50%	Monthly	1/29/2027	490,038	(918)
Citibank, N.A.	Canister International Group, Amendment No.5 Term Loan, 1M SOFR + 3.50%	61,748	3M SOFR + 1.50%	Monthly	3/13/2029	62,207	423
Citibank, N.A.	Carroll County Energy LLC, Term Loan (2024), 3M SOFR + 3.25%	915,317	3M SOFR + 1.50%	Monthly	6/24/2031	928,954	12,666
Citibank, N.A.	CD&R Hydra Buyer, Inc., First Refinancing Term Loan, 1M SOFR + CSA + 4.00% (f)	438,772	3M SOFR + 1.50%	Monthly	3/25/2031	433,130	(5,702)
Citibank, N.A.	Celsius, Inc, Initial Term Loan, 3M SOFR + 3.25%	130,532	3M SOFR + 1.50%	Monthly	3/21/2032	132,123	1,575
Citibank, N.A.	Century De Buyer LLC, 2024 Term Loan, 3M SOFR + 3.50%	98,416	3M SOFR + 1.50%	Monthly	10/30/2030	99,934	1,457
Citibank, N.A.	Charlotte Buyer, Inc.; Curo Health Services, LLC Second Refinancing Term Loan (First Lien), 1M SOFR + 4.25%	451,005	3M SOFR + 1.50%	Monthly	2/11/2028	480,725	35,977
Citibank, N.A.	Chart Industries, Inc., Amendment No. 7 Term Loan, 3M SOFR + 2.50%	173,073	3M SOFR + 1.50%	Monthly	3/15/2030	177,520	3,936
Citibank, N.A.	Charter Communications Operating, LLC, Term B-4 Loan, 3M SOFR + 2.00%	248,741	3M SOFR + 1.50%	Monthly	12/2/2030	248,896	155
Citibank, N.A.	CHG Healthcare Services, Inc. Amendment No.5 Refinancing Term Loan (First Lien), SOFR + 3.00% (e)	531,777	3M SOFR + 1.50%	Monthly	9/29/2028	537,565	5,514
Citibank, N.A.	Clarios Global LP, Amendment No. 5 Dollar Term Loan (First Lien), 1M SOFR + 2.50%	285,672	3M SOFR + 1.50%	Monthly	5/6/2030	286,573	729
Citibank, N.A.	Clydesdale Acq Holdings Inc/Flex Acquisition Company, Inc., 2025 Incremental Closing Date Term B Loan (First Lien) (c)	114,758	3M SOFR + 1.50%	Monthly	3/26/2032	115,305	546
Citibank, N.A.	Clydesdale Acq Holdings Inc/Flex Acquisition Company, Inc., 2025 Incremental Delayed Draw Term B Loan (First Lien) (c)	2,006	3M SOFR + 1.50%	Monthly	3/26/2032	2,016	10
Citibank, N.A.	Clydesdale Acq Holdings Inc/Flex Acquisition Company, Inc., Term B Loan (First Lien), 1M SOFR + 3.18%	332,316	3M SOFR + 1.50%	Monthly	3/30/2029	346,372	8,889
Citibank, N.A.	Cogeco Communications Finance (USA), LP, Amendment No. 5 Incremental Term Loan B, 1M SOFR + CSA + 2.50% (f)	483,138	3M SOFR + 1.50%	Monthly	9/1/2028	488,394	3,688
Citibank, N.A.	Compass Power Generation, L.L.C., Tranche B-4 Term Loan, 3M SOFR + 3.25%	738,804	3M SOFR + 1.50%	Monthly	4/14/2029	752,455	13,552
Citibank, N.A.	Concentra Health Services, Inc., Tranche B-1 Term Loan, 1M SOFR + 2.00%	32,140	3M SOFR + 1.50%	Monthly	7/26/2031	32,338	197
Citibank, N.A.	Connect U.S. Finco LLC, Amendment No. 4 Term Loan, 1M SOFR + 4.50%	967,471	3M SOFR + 1.50%	Monthly	9/13/2029	920,491	(46,980)
Citibank, N.A.	Corel, Initial Term Loan (First Lien), 3M SOFR + CSA + 5.00% (f)	545,966	3M SOFR + 1.50%	Monthly	7/2/2026	537,897	(21,444)

CIM Real Assets & Credit Fund							Consolidated Schedule of Investments
							June 30, 2025 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)							Net Unrealized
		Notional		Payment	Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value	(Depreciation)
Citibank, N.A.	CoreLogic, Inc. Initial Term Loan (First Lien), 1M SOFR + CSA + 3.50% (f)	$ 96,431	3M SOFR + 1.50%	Monthly	6/2/2028	$ 95,811	$ (725)
Citibank, N.A.	Cornerstone Generation, TLB 2024 (c)	90,000	3M SOFR + 1.50%	Monthly	10/28/2031	90,563	563
Citibank, N.A.	Cornerstone OnDemand, Initial Term Loan (First Lien), 1M SOFR + CSA + 3.75% (f)	672,096	3M SOFR + 1.50%	Monthly	10/16/2028	634,690	(38,534)
Citibank, N.A.	Covetrus, Inc. Initial Term Loan (First Lien), 3M SOFR + 5.00%	168,646	3M SOFR + 1.50%	Monthly	9/20/2029	161,955	(9,906)
Citibank, N.A.	CP ATLAS BUYER, INC, Term B Loan, 1M SOFR + CSA + 3.75% (f)	213,291	3M SOFR + 1.50%	Monthly	11/23/2027	213,047	(244)
Citibank, N.A.	CPG International LLC Term Loan B, 1M SOFR + 2.00%	121,838	3M SOFR + 1.50%	Monthly	9/26/2031	122,372	509
Citibank, N.A.	CPV Fairview, LLC, Term B Advance, 1M SOFR + 3.00%	426,902	3M SOFR + 1.50%	Monthly	8/14/2031	432,836	5,847
Citibank, N.A.	CPV Shore Holdings, Term B Advance, 3M SOFR + 3.75%	305,712	3M SOFR + 1.50%	Monthly	1/24/2032	307,932	2,052
Citibank, N.A.	Crosby Worldwide Limited, Amendment No. 4 Replacement Term Loan, 1M SOFR + 3.50%	113,441	3M SOFR + 1.50%	Monthly	8/16/2029	114,513	1,072
Citibank, N.A.	Culligan, 2025 Refinancing Term B Loan, 1M SOFR + 3.00%	770,825	3M SOFR + 1.50%	Monthly	7/31/2028	773,936	2,702
Citibank, N.A.	Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan, 3M SOFR + 4.25%	337,556	3M SOFR + 1.50%	Monthly	3/26/2029	312,154	(27,653)
Citibank, N.A.	Dexko Global Inc., Closing Date Dollar Term Loan (First Lien), 1M SOFR + CSA + 3.75% (f)	485,743	3M SOFR + 1.50%	Monthly	10/4/2028	467,722	(18,845)
Citibank, N.A.	DG Investment Intermediate Holdings 2, Inc., Closing Date Initial Term Loan (First Lien), 1M SOFR + CSA + 3.50% (f)	726,509	3M SOFR + 1.50%	Monthly	3/31/2028	729,513	2,603
Citibank, N.A.	DIRECTV FINANCING, LLC, Closing Date Term Loan, 3M SOFR + CSA + 5.00% (f)	129,558	3M SOFR + 1.50%	Monthly	7/22/2027	131,048	1,066
Citibank, N.A.	DYNASTY ACQUISITION CO., INC, Initial Term B-1 Loan, 1M SOFR + 2.00%	108,260	3M SOFR + 1.50%	Monthly	10/27/2031	108,567	296
Citibank, N.A.	DYNASTY ACQUISITION CO., INC, Initial Term B-2 Loan, 1M SOFR + 2.00%	41,178	3M SOFR + 1.50%	Monthly	10/27/2031	41,295	112
Citibank, N.A.	East West Manufacturing, Initial Term Loan, 3M SOFR + 5.50% (b)	628,768	3M SOFR + 1.50%	Monthly	12/22/2028	625,592	(5,749)
Citibank, N.A.	Edgewater Generation, Term Loan-Add-on 2025, 1M SOFR + 3.00%	251,941	3M SOFR + 1.50%	Monthly	8/1/2030	254,757	2,731
Citibank, N.A.	EFS - Cogen Holdings I LLC, Term B Advance, 3M SOFR + 3.50%	441,797	3M SOFR + 1.50%	Monthly	10/3/2031	443,639	1,919
Citibank, N.A.	Element Materials Technology Group US Holdings Inc.(EM Midco 2 US LLC), Initial USD Term B Loan (First Lien), 3M SOFR + 3.75%	217,018	3M SOFR + 1.50%	Monthly	6/22/2029	218,560	1,347
Citibank, N.A.	EMRLD Borrower LP, Second Amendment Incremental Term Loan, 3M SOFR + 2.50%	49,626	3M SOFR + 1.50%	Monthly	8/4/2031	49,732	102
Citibank, N.A.	Energizer Holdings, Inc., Initial Term Loan, 1M SOFR + 2.00%	337,017	3M SOFR + 1.50%	Monthly	3/13/2032	340,052	3,000
Citibank, N.A.	EnergySolutions, LLC, 2023 TLB, 1M SOFR + 3.25%	770,763	3M SOFR + 1.50%	Monthly	9/23/2030	783,928	11,687
Citibank, N.A.	EUC, Initial Term Loan, 3M SOFR + 4.50%	468,320	3M SOFR + 1.50%	Monthly	7/1/2031	461,922	(7,406)
Citibank, N.A.	Fiesta Purchaser, Inc., First Refinancing Term Loan, 1M SOFR + 3.25%	178,823	3M SOFR + 1.50%	Monthly	2/12/2031	181,147	2,223
Citibank, N.A.	First Brands Group, LLC, 2022-II Incremental Term Loan (First Lien), 3M SOFR + CSA + 5.00% (f)	259,526	3M SOFR + 1.50%	Monthly	3/15/2027	248,518	(12,092)
Citibank, N.A.	Flexera Software LLC, Term B-3 Loan, 3M SOFR + 3.00%	248,128	3M SOFR + 1.50%	Monthly	3/3/2028	248,616	488
Citibank, N.A.	Flutter Entertainment plc, 2024 Refinancing Term B Loan, 3M SOFR + 1.75%	81,235	3M SOFR + 1.50%	Monthly	11/30/2030	81,305	59
Citibank, N.A.	Flutter Entertainment plc, Third Incremental Term B Loan, 1M SOFR + 2.00% (b)	27,587	3M SOFR + 1.50%	Monthly	6/4/2032	27,760	172
Citibank, N.A.	Foundation Building Materials, 2024 Incremental Term Loan, SOFR + 4.00% (e)	493,760	3M SOFR + 1.50%	Monthly	1/31/2031	487,202	(6,801)
Citibank, N.A.	Franklin Square Holdings, Term B Loan, 1M SOFR + 2.25% (b)	247,505	3M SOFR + 1.50%	Monthly	4/25/2031	248,435	848
Citibank, N.A.	Froneri US, Inc., Facility B4 (First Lien), 6M SOFR + 2.00%	249,375	3M SOFR + 1.50%	Monthly	9/17/2031	247,814	(1,580)
Citibank, N.A.	Garda World Security, Twelfth Additional Term Loan, 1M SOFR + 3.00%	1,069,146	3M SOFR + 1.50%	Monthly	2/1/2029	1,074,775	5,434
Citibank, N.A.	Gates Global LLC, Initial B-5 Dollar Term Loan, 1M SOFR + 1.75%	259,893	3M SOFR + 1.50%	Monthly	6/3/2031	260,168	274
Citibank, N.A.	GBT Group Services B.V., Term B-1, 3M SOFR + 2.50%	57,412	3M SOFR + 1.50%	Monthly	7/25/2031	57,716	298
Citibank, N.A.	Genesee & Wyoming, New Term Loan B, 3M SOFR + 1.75%	495,013	3M SOFR + 1.50%	Monthly	4/7/2031	495,490	145
Citibank, N.A.	Geosyntec Consultants, Inc. Initial Term Loan, 1M SOFR + 3.50%	372,192	3M SOFR + 1.50%	Monthly	7/31/2031	376,400	4,036
Citibank, N.A.	GIP Pilot Acquisition Partners L.P. Amendment No. 2 Refinancing Term Loan, 3M SOFR + 2.00%	231,477	3M SOFR + 1.50%	Monthly	10/4/2030	233,611	2,068
Citibank, N.A.	GLATFELTER CORPORATION, Term Loan, 3M SOFR + 4.25%	246,263	3M SOFR + 1.50%	Monthly	11/4/2031	244,708	(1,728)
Citibank, N.A.	Gloves Buyer, Inc., Initial Term Loan, 1M SOFR + 4.00%	298,500	3M SOFR + 1.50%	Monthly	5/21/2032	294,750	(3,765)
Citibank, N.A.	GOAT Holdco, LLC, Term B Loan, 1M SOFR + 2.75%	258,676	3M SOFR + 1.50%	Monthly	1/27/2032	259,547	862
Citibank, N.A.	Goosehead Insurance Holdings, LLC, Initial Term Loan, 1M SOFR + 3.50% (b)	49,875	3M SOFR + 1.50%	Monthly	1/8/2032	50,344	462
Citibank, N.A.	GoTo Group , Exchange First Out Term Loan, 1M SOFR + CSA + 4.75% (f)	217,782	3M SOFR + 1.50%	Monthly	4/30/2028	190,248	(27,534)
Citibank, N.A.	GoTo Group , Second Out Term Loan, 1M SOFR + CSA + 4.75% (f)	300,746	3M SOFR + 1.50%	Monthly	4/30/2028	109,021	(191,726)
Citibank, N.A.	Great Outdoors Group, LLC, Term B-3 Loan, 1M SOFR + 3.25%	1,252,942	3M SOFR + 1.50%	Monthly	1/16/2032	1,258,647	5,446
Citibank, N.A.	Hamilton Projects Acquiror, LLC Initial Term Loan, 1M SOFR + 3.00%	805,208	3M SOFR + 1.50%	Monthly	5/22/2031	809,699	4,389
Citibank, N.A.	Harbor Freight Tools USA, Inc., Replacement Term Loan, 1M SOFR + 2.25%	492,835	3M SOFR + 1.50%	Monthly	6/5/2031	487,193	(5,818)
Citibank, N.A.	Herc Holdings Inc., Initial Term Loan (c)	79,800	3M SOFR + 1.50%	Monthly	6/2/2032	80,400	600
Citibank, N.A.	Heritage Grocers Group, LLC, Term B Loan (First Lien), 3M SOFR + CSA + 6.75% (f)	837,844	3M SOFR + 1.50%	Monthly	7/20/2029	822,357	(32,268)
Citibank, N.A.	Hill Top Energy, Term Loan B 2025 (b)(c)	155,455	3M SOFR + 1.50%	Monthly	6/26/2032	155,942	487
Citibank, N.A.	HS Purchaser, LLC, and Help/Systems Holdings, Inc., Seventh Amendment Refinancing Term Loan, 3M SOFR + CSA + 4.00% (f)	325,007	3M SOFR + 1.50%	Monthly	11/19/2026	310,474	(14,533)
Citibank, N.A.	Hunter Douglas, Amendment No. 3 Tranche B-1 Term Loan, 3M SOFR + 3.25%	441,745	3M SOFR + 1.50%	Monthly	1/14/2032	442,160	350
Citibank, N.A.	HUNTERSTOWN GENERATION, LLC, Term Loan, 3M SOFR + 3.50%	407,657	3M SOFR + 1.50%	Monthly	10/29/2031	410,329	2,530
Citibank, N.A.	Hyperion Materials & Technologies, Initial Term Loan (First Lien), SOFR + CSA + 4.50% (e)(f)	734,220	3M SOFR + 1.50%	Monthly	8/30/2028	712,273	(22,716)
Citibank, N.A.	Idera, Incremental Term Loan (First Lien), 3M SOFR + 3.50%	493,769	3M SOFR + 1.50%	Monthly	3/2/2028	466,733	(27,650)
Citibank, N.A.	ImageFirst Holdings, LLC, Initial Term Loan, 3M SOFR + 3.25% (b)	249,375	3M SOFR + 1.50%	Monthly	3/10/2032	250,313	913
Citibank, N.A.	Inception Holdco S.Ã r.l., Facility B6, 3M SOFR + 3.75% (b)	153,460	3M SOFR + 1.50%	Monthly	4/9/2031	154,995	1,535
Citibank, N.A.	Indicor, Tranche D Dollar Term Loan (First Lien), 3M SOFR + 2.75%	95,078	3M SOFR + 1.50%	Monthly	11/23/2029	98,188	2,840
Citibank, N.A.	Ingenovis Health, Inc., Initial Term Loan (First Lien), 3M SOFR + CSA + 4.25% (b)(f)	617,010	3M SOFR + 1.50%	Monthly	3/6/2028	270,409	(346,191)
Citibank, N.A.	Invenergy Thermal Operating I LLC Term Loan B 2025, 3M SOFR + CSA + 3.50% (f)	206,250	3M SOFR + 1.50%	Monthly	5/17/2032	210,182	3,906
Citibank, N.A.	Invenergy Thermal Operating I LLC, Term Loan C 2025, 3M SOFR + CSA + 3.50% (f)	13,750	3M SOFR + 1.50%	Monthly	5/17/2032	14,012	260
Citibank, N.A.	Iridium Communications, Term B-4 Loan, 1M SOFR + 2.25%	563,403	3M SOFR + 1.50%	Monthly	9/20/2030	566,282	2,745
Citibank, N.A.	Janus International Group, LLC, Initial Term Loan (First Lien), 3M SOFR + 2.50%	209,503	3M SOFR + 1.50%	Monthly	8/5/2030	211,434	1,630

CIM Real Assets & Credit Fund							Consolidated Schedule of Investments
							June 30, 2025 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)							Net Unrealized
		Notional		Payment	Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value	(Depreciation)
Citibank, N.A.	Kaman Corporation, Delayed Draw Term Loan, 3M SOFR + 2.75% (g)	$ 21,552	3M SOFR + 1.50%	Monthly	2/26/2032	$ 21,553	$ 2
Citibank, N.A.	Kaman Corporation, Initial Term Loan, SOFR + 2.75% (e)	228,448	3M SOFR + 1.50%	Monthly	2/26/2032	228,467	18
Citibank, N.A.	Kidde Global, Term Loan, 1M SOFR + 4.25%	227,992	3M SOFR + 1.50%	Monthly	12/2/2031	230,536	2,481
Citibank, N.A.	Kodiak BP, LLC, Initial Term Loan, SOFR + 3.75% (e)	322,805	3M SOFR + 1.50%	Monthly	11/26/2031	311,994	(10,831)
Citibank, N.A.	LBM Borrower, LLC, Initial Term Loan (First Lien), 1M SOFR + CSA + 3.75% (f)	434,574	3M SOFR + 1.50%	Monthly	12/9/2027	430,255	(4,647)
Citibank, N.A.	LifePoint Health, 2024-1 Refinancing Term Loan (First Lien), 3M SOFR + 3.75%	235,708	3M SOFR + 1.50%	Monthly	5/16/2031	245,880	10,173
Citibank, N.A.	LifePoint Health, 2024-2 Refinancing Term Loan (First Lien), 3M SOFR + 3.50%	248,752	3M SOFR + 1.50%	Monthly	5/16/2031	245,354	(3,398)
Citibank, N.A.	LS Group OPCO Acquisition LLC, Term B-1 Loan, SOFR + 2.50% (e)	451,931	3M SOFR + 1.50%	Monthly	4/23/2031	452,074	142
Citibank, N.A.	M2S Group, Initial Term Loan, 3M SOFR + 4.75% (b)	443,621	3M SOFR + 1.50%	Monthly	8/25/2031	462,999	16,584
Citibank, N.A.	Madison IAQ LLC, Initial Term Loan, 6M SOFR + 2.50%	628,727	3M SOFR + 1.50%	Monthly	6/21/2028	634,902	3,654
Citibank, N.A.	Magenta Buyer LLC, First Out Term Loan (First Lien), 3M SOFR + CSA + 6.75% (f)	70,827	3M SOFR + 1.50%	Monthly	7/27/2028	59,706	(11,161)
Citibank, N.A.	Magenta Buyer LLC, Second Out Term Loan (First Lien), 3M SOFR + CSA + 7.00% (f)	92,567	3M SOFR + 1.50%	Monthly	7/27/2028	43,967	(48,650)
Citibank, N.A.	Magenta Buyer LLC, Third Out Term Loan (First Lien), 3M SOFR + CSA + 7.00% (5.50% PIK, 1.50% Cash) (b)(d)(f)	324,173	3M SOFR + 1.50%	Monthly	7/27/2028	80,211	(244,139)
Citibank, N.A.	McAfee, LLC, Second Amendment Tranche B-1 Term Loan, 1M SOFR + 3.00%	898,342	3M SOFR + 1.50%	Monthly	3/1/2029	878,237	(20,505)
Citibank, N.A.	McGraw Hill Global Education Holdings, LLC, 2025 Term Loan, 1M SOFR + 3.25%	437,443	3M SOFR + 1.50%	Monthly	8/6/2031	442,171	4,607
Citibank, N.A.	Medline Borrower, LP, Third Amendment Incremental Term Loan, 1M SOFR + 2.25%	770,873	3M SOFR + 1.50%	Monthly	10/23/2028	775,048	4,176
Citibank, N.A.	Mega Broadband Investments LLC, Initial Term Loan, 3M SOFR + CSA + 3.00% (f)	544,481	3M SOFR + 1.50%	Monthly	11/12/2027	554,998	5,467
Citibank, N.A.	MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), 1M SOFR + 4.25%	395,792	3M SOFR + 1.50%	Monthly	5/3/2028	385,538	(15,017)
Citibank, N.A.	MH Sub I LLC, 2024 December New Term Loan (First Lien), 1M SOFR + 4.25%	271,117	3M SOFR + 1.50%	Monthly	12/31/2031	241,932	(29,403)
Citibank, N.A.	Midcontinent Communications, Term Loan (2024), 1M SOFR + 2.50%	197,010	3M SOFR + 1.50%	Monthly	8/18/2031	199,911	2,717
Citibank, N.A.	Naked Juice LLC, Initial Second Out Term Loan, 3M SOFR + CSA + 3.25% (f)	339,867	3M SOFR + 1.50%	Monthly	1/24/2029	272,300	(67,585)
Citibank, N.A.	Naked Juice LLC, Initial Third Out Term Loan, 3M SOFR + 6.00% (5.00% PIK, 1.00% Cash) (b)(d)	339,867	3M SOFR + 1.50%	Monthly	1/24/2030	164,231	(175,637)
Citibank, N.A.	Newly Weds Foods, Initial Term Loan, 1M SOFR + 2.25%	47,381	3M SOFR + 1.50%	Monthly	3/8/2032	47,619	230
Citibank, N.A.	Nexstar Broadcasting, Inc., Term Loan B 2025 (c)	399,194	3M SOFR + 1.50%	Monthly	6/24/2032	402,974	3,780
Citibank, N.A.	Nielsen Consumer Inc., Eleventh Amendment Dollar Refinancing Term Loan, 1M SOFR + 3.50%	995,315	3M SOFR + 1.50%	Monthly	3/6/2028	999,685	4,109
Citibank, N.A.	NorthStar Group Services, Inc., Term B Loan (2024), 1M SOFR + 4.75% (b)	184,749	3M SOFR + 1.50%	Monthly	5/31/2030	187,032	2,119
Citibank, N.A.	Nuvei Technologies, Tranche B-1 Term Loan, 1M SOFR + 3.00%	228,000	3M SOFR + 1.50%	Monthly	11/17/2031	229,214	1,174
Citibank, N.A.	nVent Thermal Management, Initial Term Loan, 1M SOFR + 3.50%	28,429	3M SOFR + 1.50%	Monthly	1/30/2032	28,788	354
Citibank, N.A.	Olaplex, Inc., Initial Term Loan, 3M SOFR + CSA + 3.50% (f)	186,168	3M SOFR + 1.50%	Monthly	2/20/2029	183,796	(3,827)
Citibank, N.A.	Oldcastle BuildingEnvelope, Term B Loan, 3M SOFR + 4.25%	714,494	3M SOFR + 1.50%	Monthly	4/27/2029	677,879	(43,404)
Citibank, N.A.	Omnia Partners, LLC, Initial Term Loan (2024), 3M SOFR + 2.50%	66,250	3M SOFR + 1.50%	Monthly	7/25/2030	66,534	274
Citibank, N.A.	Open Text Corporation, 2023 Replacement Term Loan, 1M SOFR + 1.75%	307,582	3M SOFR + 1.50%	Monthly	1/31/2030	307,871	289
Citibank, N.A.	Oregon Clean Energy, LLC, Term B Loan, 3M SOFR + 3.50%	614,399	3M SOFR + 1.50%	Monthly	7/12/2030	623,423	8,852
Citibank, N.A.	Outcomes Group Holdings, INC, 2024 Replacement Term Loan, 1M SOFR + 3.75%	246,958	3M SOFR + 1.50%	Monthly	5/6/2031	249,911	2,870
Citibank, N.A.	Performance Health Holdings, Initial Term Loan, 6M SOFR + 3.75% (b)	456,923	3M SOFR + 1.50%	Monthly	3/19/2032	450,000	(7,037)
Citibank, N.A.	PetSmart, Inc., Initial Term Loan, 1M SOFR + CSA + 3.75% (f)	1,249,775	3M SOFR + 1.50%	Monthly	2/11/2028	1,243,961	(7,935)
Citibank, N.A.	PHOENIX GUARANTOR INC, Tranche B-5 Term Loan (First Lien), 1M SOFR + 2.50%	735,738	3M SOFR + 1.50%	Monthly	2/21/2031	745,808	9,607
Citibank, N.A.	Pitney Bowes INC., Tranche B Term Loan, 1M SOFR + 3.75%	247,500	3M SOFR + 1.50%	Monthly	3/19/2032	250,000	2,403
Citibank, N.A.	PlayAGS, Inc., Term Loan B 2025 (c)	170,058	3M SOFR + 1.50%	Monthly	6/11/2032	171,966	1,908
Citibank, N.A.	Ply Gem Midco, Inc., Tranche B Term Loan, 1M SOFR + CSA + 3.25% (f)	238,847	3M SOFR + 1.50%	Monthly	4/12/2028	243,144	(7,850)
Citibank, N.A.	Ply Gem Midco, Inc., Tranche C Term Loan, 1M SOFR + 4.50%	247,506	3M SOFR + 1.50%	Monthly	5/15/2031	212,681	(35,023)
Citibank, N.A.	Potomac Energy, Term Loan B 2025 (b)(c)	1,033,178	3M SOFR + 1.50%	Monthly	3/14/2032	1,036,842	3,664
Citibank, N.A.	Quikrete Holdings, Inc, Tranche B-1 Term Loan (First Lien), 1M SOFR + 2.25%	493,889	3M SOFR + 1.50%	Monthly	4/14/2031	494,700	758
Citibank, N.A.	Radnet Management, Inc., 2024 Refinancing Term Loan (First Lien), 3M SOFR + 2.25%	246,264	3M SOFR + 1.50%	Monthly	4/18/2031	248,785	2,521
Citibank, N.A.	RC Buyer, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 3.50% (f)	320,117	3M SOFR + 1.50%	Monthly	7/26/2028	314,739	(5,769)
Citibank, N.A.	RED PLANET BORROWER LLC, Initial Term Loan, 1M SOFR + CSA + 3.75% (f)	480,771	3M SOFR + 1.50%	Monthly	9/25/2028	477,624	(3,943)
Citibank, N.A.	Redstone Holdco 2 LP, Initial Term Loan (First Lien), 3M SOFR + CSA + 4.75% (f)	829,983	3M SOFR + 1.50%	Monthly	4/27/2028	511,596	(351,979)
Citibank, N.A.	Ring Container Technologies, 2024 Refinancing Term Loan, 1M SOFR + 2.75%	378,780	3M SOFR + 1.50%	Monthly	8/14/2028	382,403	3,232
Citibank, N.A.	Ryan Specialty Group , 2024 Term Loan, 1M SOFR + 2.25%	192,180	3M SOFR + 1.50%	Monthly	9/15/2031	192,259	93
Citibank, N.A.	Scientific Games Lottery, 2024 Refinancing Dollar Term Loan, 3M SOFR + 3.00%	689,890	3M SOFR + 1.50%	Monthly	4/4/2029	692,563	2,226
Citibank, N.A.	Sedgwick Claims Management, 2024 Term Loan, 1M SOFR + 3.00%	181,136	3M SOFR + 1.50%	Monthly	7/31/2031	182,677	1,523
Citibank, N.A.	Select Medical Corporation, Tranche B-2 Loan, 1M SOFR + 2.00%	58,778	3M SOFR + 1.50%	Monthly	12/3/2031	59,230	440
Citibank, N.A.	Sinclair Television Group, Inc, Term B-7 Loan, 1M SOFR + CSA + 4.10% (f)	567,189	3M SOFR + 1.50%	Monthly	12/31/2030	503,625	(64,687)
Citibank, N.A.	Sitel, Initial Dollar Term Loan, 1M SOFR + CSA + 3.75% (f)	658,406	3M SOFR + 1.50%	Monthly	8/28/2028	366,252	(293,743)
Citibank, N.A.	Skechers U.S.A., Inc., Term Loan B 2025 (b)(c)	41,563	3M SOFR + 1.50%	Monthly	6/23/2032	41,927	365
Citibank, N.A.	South Field Energy LLC, New Term Loan B Facility, 3M SOFR + 3.25%	880,970	3M SOFR + 1.50%	Monthly	8/29/2031	887,168	6,135
Citibank, N.A.	South Field Energy LLC, New Term Loan C Facility, 3M SOFR + 3.25%	56,316	3M SOFR + 1.50%	Monthly	8/29/2031	56,712	392
Citibank, N.A.	Specialty Building Products Holdings, LLC, Initial Term Loan, 1M SOFR + CSA + 3.75% (f)	483,550	3M SOFR + 1.50%	Monthly	10/16/2028	464,691	(19,535)
Citibank, N.A.	Spring Education Group, Inc., Initial Term Loan, 3M SOFR + 4.00%	135,279	3M SOFR + 1.50%	Monthly	9/30/2030	137,730	2,131
Citibank, N.A.	SRAM, LLC, Initial Term Loan, 1M SOFR + 2.25% (b)	91,241	3M SOFR + 1.50%	Monthly	2/21/2032	90,783	(476)
Citibank, N.A.	Staples, Inc., Closing Date Term Loan, 3M SOFR + 5.75%	408,343	3M SOFR + 1.50%	Monthly	8/23/2029	393,606	(17,158)
Citibank, N.A.	Star Parent, Inc., Term Loan, 3M SOFR + 4.00%	174,134	3M SOFR + 1.50%	Monthly	9/30/2030	175,285	495
Citibank, N.A.	Stonepeak Nile Parent LLC, Initial Term Loan, 3M SOFR + 2.75%	236,023	3M SOFR + 1.50%	Monthly	4/9/2032	237,427	1,399
Citibank, N.A.	SupplyOne, Term B Loan, 1M SOFR + 3.50%	21,307	3M SOFR + 1.50%	Monthly	4/21/2031	21,627	294
Citibank, N.A.	Taylor Made Golf Company, Initial Term Loan, 1M SOFR + CSA + 3.25% (f)	551,756	3M SOFR + 1.50%	Monthly	1/26/2029	553,225	248

CIM Real Assets & Credit Fund								Consolidated Schedule of Investments
								June 30, 2025 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)								Net Unrealized
		Notional		Payment	Termination			Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value		(Depreciation)
Citibank, N.A.	Teneo Global LLC, Initial Term Loan, 1M SOFR + 4.75%	$ 1,000,102	3M SOFR + 1.50%	Monthly	3/13/2031	$ 1,021,357		$ 19,879
Citibank, N.A.	Tenneco Inc., Term B Loan (First Lien), 3M SOFR + CSA + 5.00% (f)	425,000	3M SOFR + 1.50%	Monthly	11/17/2028	489,125		38,962
Citibank, N.A.	TK Elevator Midco GmbH Facility B (USD), 3M SOFR + 3.00%	80,000	3M SOFR + 1.50%	Monthly	4/30/2030	80,300		300
Citibank, N.A.	Transdigm Inc., New Tranche J Term Loan, 3M SOFR + 2.50%	89,777	3M SOFR + 1.50%	Monthly	2/28/2031	90,263		438
Citibank, N.A.	Transdigm Inc., Tranche K Term Loan, 3M SOFR + 2.75%	477,844	3M SOFR + 1.50%	Monthly	3/22/2030	489,902		10,545
Citibank, N.A.	Tronox Finance LLC, TLB 2024, 3M SOFR + 2.25%	246,881	3M SOFR + 1.50%	Monthly	4/4/2029	245,830		(1,051)
Citibank, N.A.	TruGreen Limited Partnership, Second Refinancing Term Loan (First Lien), 1M SOFR + CSA + 4.00% (f)	354,458	3M SOFR + 1.50%	Monthly	11/2/2027	352,147		(8,950)
Citibank, N.A.	TTM Technologies, Inc., New Term Loan, 1M SOFR + 2.25% (b)	247,416	3M SOFR + 1.50%	Monthly	5/30/2030	248,745		1,241
Citibank, N.A.	U.S. Anesthesia Partners , Initial Term Loan (First Lien), 1M SOFR + CSA + 4.25% (f)	551,523	3M SOFR + 1.50%	Monthly	9/25/2028	548,499		(4,315)
Citibank, N.A.	UFC Holdings LLC, Incremental Term B-4 Loan (First Lien), 3M SOFR + 2.25%	48,598	3M SOFR + 1.50%	Monthly	11/14/2031	48,896		294
Citibank, N.A.	United Air Lines, Inc. and Continental Airlines, Inc., 2024 TLB, 3M SOFR + 2.00%	411,648	3M SOFR + 1.50%	Monthly	2/22/2031	417,592		5,784
Citibank, N.A.	United Natural Foods, 2024 Term Loan, 1M SOFR + 4.75%	116,206	3M SOFR + 1.50%	Monthly	4/25/2031	119,763		3,271
Citibank, N.A.	Vertex Aerospace Services Corp, 2024 Term Loan (First Lien), 1M SOFR + 2.25%	47,441	3M SOFR + 1.50%	Monthly	12/6/2030	47,478		34
Citibank, N.A.	Victra Finance Corp., Fourth Amendment Incremental Term Loan, 3M SOFR + 4.25%	690,935	3M SOFR + 1.50%	Monthly	3/31/2029	714,113		21,905
Citibank, N.A.	Virtusa Corporation, Term B-2 Loan, 1M SOFR + 3.25%	776,320	3M SOFR + 1.50%	Monthly	2/15/2029	783,474		6,065
Citibank, N.A.	Vistage Worldwide, Initial Term Loan, 3M SOFR + 3.75% (b)	491,203	3M SOFR + 1.50%	Monthly	7/13/2029	494,288		2,571
Citibank, N.A.	Vivid Seats, 2025 Refinancing Term Loan (First Lien), 3M SOFR + 2.25%	76,538	3M SOFR + 1.50%	Monthly	2/5/2029	67,246		(9,292)
Citibank, N.A.	Vizient, Inc., Term B-8 Loan, 1M SOFR + 1.75%	59,198	3M SOFR + 1.50%	Monthly	8/1/2031	59,591		379
Citibank, N.A.	Voyager Parent LLC, Term Loan B 2025 (c)	242,500	3M SOFR + 1.50%	Monthly	5/7/2032	247,778		5,277
Citibank, N.A.	Watlow Electric Manufacturing Company, Initial Term Loan, 3M SOFR + 3.00%	936,388	3M SOFR + 1.50%	Monthly	3/2/2028	940,343		4,167
Citibank, N.A.	WELLFUL INC., Tranche B Term Loan (First Lien), 1M SOFR + CSA + 7.00% (b)(f)	373,873	3M SOFR + 1.50%	Monthly	10/19/2030	315,222		(58,651)
Citibank, N.A.	White Cap Supply Holdings, LLC, Tranche C Term Loan, 1M SOFR + 3.25%	286,397	3M SOFR + 1.50%	Monthly	10/19/2029	285,890		(592)
Citibank, N.A.	WhiteWater DBR, Term B-1 Loan, 3M SOFR + 2.25%	705,721	3M SOFR + 1.50%	Monthly	3/3/2031	710,635		4,712
Citibank, N.A.	WhiteWater Matterhorn, Initial Term Loan, 3M SOFR + 2.25%	173,043	3M SOFR + 1.50%	Monthly	6/16/2032	174,058		1,013
Citibank, N.A.	Wood MacKenzie, Term Loan, 3M SOFR + 3.00%	152,692	3M SOFR + 1.50%	Monthly	1/31/2031	153,513		821
Citibank, N.A.	Xperi, Initial Term B Loan, 1M SOFR + 2.50%	577,758	3M SOFR + 1.50%	Monthly	6/8/2028	582,416		4,400
Citibank, N.A.	ZelisRedCard, Term B-2 Loan, 1M SOFR + 2.75%	985,050	3M SOFR + 1.50%	Monthly	9/28/2029	984,867		(1,434)
		$ 85,299,739				$ 82,482,791	(h)	$ (3,047,758)
(a) The Fund's interest in the total return swap transactions are held through a wholly-owned subsidiary of the Fund, RACR-FS, LLC, a Delaware limited liability company.
(b) Security is classified as Level 3 in the Fund's fair value hierarchy.
(c) Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to settlement date, including spread.
(d) PIK security for which interest may be paid in cash or additional principal.
(e) Security has more than one contract with varying floating benchmark rates indexed to SOFR.
(f) Security has a CSA to account for the difference between LIBOR and SOFR.
(g) This Investment or portion thereof was not funded as of June 30, 2025.
(h) From time to time, the Fund may receive or pay upfront fees that generally represent premiums paid or received in relation to the total return swap contract reference entities listed in the table above. The Fund has determined that such fees were not material to the total return swap contracts during the nine months ended June 30, 2025.

Reference Rates - Reference rates reset throughout the period and therefore the rates in the schedule of investments may vary from the rates noted immediately below.
1M SOFR - 1 Month SOFR as of June 30, 2025 was 4.32229%.
3M SOFR - 3 Month SOFR as of June 30, 2025 was 4.29235%.
6M SOFR - 6 Month SOFR as of June 30, 2025 was 4.14656%.